UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23032

Triloma EIG Energy Income Fund – Term I

(Exact name of registrant as specified in charter)

201 North New York Avenue, Suite 250 Winter Park, Florida	32789
(Address of principal executive offices)	(Zip code)

NATIONAL REGISTERED AGENTS, INC.

160 Greentree Drive, Suite 101

Dover, DE 19904

(Name and address of agent for service)

Registrant’s telephone number, including area code: (407) 636-7115

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments.

Triloma EIG Energy Income Fund - Term I

Investment Portfolio Overview

The information contained in this section should be read in conjunction with the following attached Schedule of Investments.

The following table summarizes the composition of the Fund’s investment portfolio, excluding short term investments, by investment type at fair value and enumerates the percentage, by fair value as of March 31, 2017:

Asset Types	Fair Value	Percentage of Portfolio

Senior Secured Debt	$ 2,398,965	30.7%

Senior Unsecured Debt	5,416,246	69.3%

The table below describes investments by industry sub-sectors and enumerates the percentage, by fair value, of the total portfolio assets in such industry sub-sectors, excluding short term investments, as of March 31, 2017:

Sub-Sectors	Fair Value	Percentage of Portfolio

Upstream	$3,554,194	45.4%

Midstream	1,652,796	21.1%

Power	1,237,949	15.8%

Renewables	971,465	12.4%

Downstream	417,040	5.3%

The table below describes investments by country and enumerates the percentage, by fair value, of the total portfolio assets in such countries, excluding Short Term Investments, as of March 31, 2017:

Country	Fair Value	Percentage of Portfolio
United States	$6,836,327	87.3%

Congo-Brazzaville	853,936	10.9%

United Kingdom	143,181	1.8%

Triloma EIG Energy Income Fund – Term I

Schedule of Investments

March 31, 2017 (Unaudited)

Company	Sub-Sector	Asset Type	Interest Rate	Base Rate Floor	Maturity/ Expiration Date	Principal (a)/Shares	Amortized Cost/Cost	Fair Value	% of Net Assets

Congo-Brazzaville — 11.8%
New Age(b)(c)(d)	Upstream	Senior Secured Debt	15.00%	-	06/28/2020	$717,792	$700,071	$835,703	11.5%
		Warrants(k)(l)	N/A	-	06/28/2020	15,131	18,228	18,233	0.3%

Total Congo-Brazzaville							718,299	853,936	11.8%

United Kingdom — 2.0%
Bioenergy Infrastructure Holdings (b)(c)(d)	Renewables	Senior Secured Debt	L + 7.25%	1.00%	12/22/2022	$143,181	141,765	143,181	2.0%

Total United Kingdom							141,765	143,181	2.0%

United States — 94.0%
AES Corp.	Power	Senior Unsecured Debt	6.00%	-	05/15/2026	289,000	292,781	299,115	4.1%
		Senior Unsecured Debt	5.50%	-	03/15/2024	105,000	105,524	106,575	1.5%
AmeriGas Partners LP	Downstream	Senior Unsecured Debt	5.63%	-	05/20/2024	174,000	174,133	174,870	2.4%
		Senior Unsecured Debt	5.50%	-	05/20/2025	244,000	249,955	242,170	3.3%
Archrock Partners	Midstream	Senior Unsecured Debt	6.00%	-	04/01/2021	221,000	217,588	219,343	3.0%
		Senior Unsecured Debt	6.00%	-	10/01/2022	110,000	108,901	108,350	1.5%
Calpine Corp.	Power	Senior Unsecured Debt	5.75%	-	01/15/2025	473,000	462,061	469,396	6.5%
Concho Resources Inc.	Upstream	Senior Unsecured Debt	5.50%	-	10/01/2022	178,000	184,450	184,008	2.5%
		Senior Unsecured Debt	5.50%	-	04/01/2023	103,000	103,000	106,286	1.5%
Covanta Holding Corp.	Renewables	Senior Unsecured Debt	5.88%	-	03/01/2024	327,000	321,009	331,905	4.6%
		Senior Unsecured Debt	5.88%	-	07/01/2025	74,000	74,000	74,139	1.0%
Crown Oil Partners V, LP (b)(c)(d)(e)	Upstream	Senior Secured Debt	L + 7.50%	1.00%	09/09/2019	353,760	347,914	359,066	4.9%
Genesis Energy L.P.	Midstream	Senior Unsecured Debt	5.63%	-	06/15/2024	392,000	388,702	383,180	5.3%
Holly Energy Partners (j)	Midstream	Senior Unsecured Debt	6.00%	-	08/01/2024	477,000	500,788	499,658	6.9%
Matador Resources	Upstream	Senior Unsecured Debt	6.88%	-	04/15/2023	274,000	290,339	286,330	3.9%
Northeast Natural Energy (b)(c)(d)	Upstream	Senior Secured Debt	L + 8.00%	-	03/02/2022	625,000	614,838	618,750	8.5%
NRG Energy Inc.	Power	Senior Unsecured Debt	6.25%	-	05/01/2024	364,000	360,673	362,863	5.0%
NRG Yield Operating LLC	Renewables	Senior Unsecured Debt	5.38%	-	08/15/2024	416,000	419,840	422,240	5.8%
PDC Energy	Upstream	Senior Unsecured Debt	7.75%	-	10/15/2022	296,000	310,041	311,539	4.3%

See notes to the unaudited Schedule of Investments

Triloma EIG Energy Income Fund – Term I

Schedule of Investments

March 31, 2017 (Unaudited)

Company	Sub-Sector	Asset Type	Interest Rate	Base Floor Rate	Maturity Date	Principal (a)/Shares	Amortized Cost		Fair Value	% of Net Assets

United States (continued)
QEP Resources Inc.	Upstream	Senior Unsecured Debt	6.88%	-	03/01/2021	$73,000	$76,283		$77,563	1.1%
		Senior Unsecured Debt	5.25%	-	05/01/2023	291,000	291,875		285,293	3.9%
RSP Permian Inc.	Upstream	Senior Unsecured Debt	6.63%	-	10/01/2022	157,000	155,972		165,243	2.3%
Sabine Pass Liquefaction	Midstream	Senior Secured Debt	6.25%	-	03/15/2022	203,000	200,403		225,285	3.1%
		Senior Secured Debt	5.63%	-	04/15/2023	200,000	218,075		216,980	3.0%
SM Energy	Upstream	Senior Unsecured Debt	5.00%	-	01/15/2024	324,000	313,885		306,180	4.2%

Total United States							6,783,030		6,836,327	94.0%
Short Term Investments (US) — 4.1%
Fidelity Institutional Government Portfolio, 0.57% (i)	Short-Term	Money Market	N/A			147,640	147,640		147,640	2.0%
Invesco Short Term Investments Trust Government & Agency Portfolio, 0.63% (i)	Short-Term	Money Market	N/A			147,641	147,641		147,641	2.0%

Total Short Term Investments							295,281		295,281	4.0%
Total Investments							$7,938,375	(f)	8,128,725	111.8%
Other Assets and Liabilities									$(859,308)	(11.8)%
Total Net Assets									$7,269,417	100.0%

Shares Outstanding									271,849
Net Asset Value Per Common Share									$26.74

As of March 31, 2017, the Fund’s investments were categorized as follows in the fair valuation hierarchy:

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Congo-Brazzaville	$—	$—	$853,936	$853,936
United Kingdom	—	—	143,181	143,181
United States	—	6,153,792	977,816	7,131,608

Total Investments in Securities	$—	$6,153,792	$1,974,933	$8,128,725

See notes to the unaudited Schedule of Investments

Triloma EIG Energy Income Fund – Term I

Schedule of Investments

March 31, 2017 (Unaudited)

Portfolio Composition

ASSET TYPE
Senior Secured Debt	33.0%

Senior Unsecured Debt	74.5%

Money Market	4.0%

Warrants	0.3%

Other Assets and Liabilities	-11.8%
100.0%

The following is a reconciliation of the investments in which significant unobservable inputs were used in determining value:

Investment in Securities	Beginning Balance at December 31, 2016	Purchases	Sales (g)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (h)	Net Transfers into (out of) Level 3	Ending Balance at March 31, 2017	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2017 (h)
Congo-Brazzaville	$-	$717,792	$-	$507	$-	$135,637	$-	$853,936	$135,637
United Kingdom	-	141,750	-	16	-	1,415	-	143,181	1,415
United States	357,298	620,182	-	(4,820)	-	5,156	-	977,816	5,156

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of March 31, 2017. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Investments in Securities	Fair Value at March 31, 2017	Valuation Techniques	Unobservable Inputs	Ranges (Average)	Impact to valuation from an increase in input
Congo-Brazzaville	$853,936	Discounted Cash Flow	Discount Rate	0% - 4.6% (4.6%)	Decrease
			Contractual Terms	$1.205 - $1.205	Increase
United Kingdom	$143,181	Cost	Contractual Terms	100%	Increase
United States	$977,816	Contractual Terms	Redemption Transaction	100% - 102% (101.5%)	Increase
		Cost	Contractual Terms	100%	Increase

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

(a) Denominated in U.S. Dollars, unless otherwise noted.

(b) Securities are categorized as Level 3 securities under the fair valuation hierarchy. The total value of Level 3 securities is 27.2% of the Fund’s Net Assets.

(c) Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, total aggregate fair value of investments is $1,974,933, representing 27.2% of the Fund’s net assets.

See notes to the unaudited Schedule of Investments

Triloma EIG Energy Income Fund – Term I

Schedule of Investments

March 31, 2017 (Unaudited)

(d) Restricted securities held by the Fund as of March 31, 2017 are as follows:

Investments	Company	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
United Kingdom	Bioenergy Infrastructure Holdings	2/16/2017	$143,181	$143,181	2.0%
United States	Crown Oil Partners V, LP	9/9/2016	346,500	359,066	4.9%
Congo-Brazzaville	New Age	1/20/2017	717,792	853,936	11.8%
United States	Northeast Natural Energy	3/2/2017	618,750	618,750	8.5%

			$1,826,223	$1,974,933	27.2%

(e) Payment-In-Kind. Income may be received in additional securities and/or cash.

(f) Aggregate cost for federal income tax purposes is $7,938,375. Aggregate gross unrealized appreciation and depreciation for all securities is $225,170 and ($34,820), respectively. Net unrealized appreciation for tax purposes is $190,350.

(g) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(h) Any difference between net change in unrealized appreciation/(depreciation) on investments held at March 31, 2017 may be due to an investment no longer held as Level 3 or transferred into/out of Level 3.

(i) Rates disclosed reflect the 1-day yield at March 31, 2017.

(j) Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption form, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2017, the value of the Regulation S security is $499,658, representing 6.9% of the fund’s net assets.

(k) Non income producing.

(l) Warrants have exercise price of $4.00.

See notes to the unaudited Schedule of Investments

Triloma EIG Energy Income Fund – Term I

Notes to the Schedule of Investments

March 31, 2017 (Unaudited)

Securities Valuation

Processes and Structure

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less for which market quotations are not readily available may be valued at their amortized cost, provided such amount approximates market value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Triloma EIG Energy Income Fund - Term I’s (“Fund”) Board of Trustees (“Board”). The Fund’s fair value procedures are implemented by the advisor, Triloma Energy Advisors, LLC (“Advisor”) as designated by the Board. Factors considered in valuation may include information obtained by contacting issuer or analysts, analysis of the issuer’s financial statements and, if necessary, information concerning other securities in similar circumstances. When a security is valued in accordance with the fair value procedures, the Advisor will determine the value after taking into consideration relevant information reasonably available to the Advisor.

Hierarchy of Fair Value Inputs

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (“GAAP”), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs, which may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.; and

•

Level 3 — Unobservable inputs, which may include management’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

All transfers, if any, are recognized by the Fund at the end of each period. For details of the investment classifications, refer to the Schedule of Investments for the Fund.

During the period ended March 31, 2017, there have been no significant changes to the Fund’s fair value methodologies.

Fair Value Measurements

Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Money Market: As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates fair value. Government Money Market Funds value all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Triloma EIG Energy Income Fund – Term I

Notes to the Schedule of Investments

March 31, 2017 (Unaudited)

Warrants and Rights: Warrants and Rights which are listed on major securities exchanges are valued at their last reported sales price as of the valuation date or, if there is no reported sale price, at the midpoint of the most recent quoted bid and ask prices at the close of business. Depending on the frequency of trading, listed warrants and rights are generally classified as Level 1 or 2 of the fair value hierarchy. Warrants and Rights which are not listed on major securities exchanges are fair valued by the Valuation Committee and are classified as Level 3.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRILOMA EIG ENERGY INCOME FUND - TERM I

By:	/s/ Deryck A. Harmer
Deryck A. Harmer
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Deryck A. Harmer
Deryck A. Harmer
Chief Executive Officer

Date:	May 24, 2017

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Chief Financial Officer

Date:	May 24, 2017